SHARE CAPITAL (Details 4)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of classes of share capital [abstract]
Warrants, outstanding, beginning | shares		27,318,027
Warrants, issued | shares	16,691,900
Warrants, expired | shares	(2,759,760)
Warrants, exercised | shares	(14,027,670)	(651,430)
Warrants, outstanding, ending | shares	26,571,067
Weighted average exercise price, beginning | $ / shares	$ .15	$ .15
Weighted average exercise price, issued | $ / shares	.18
Weighted average exercise price, expired | $ / shares	.48
Weighted average exercise price, exercised | $ / shares	.21	0.38
Weighted average exercise price, outstanding, ending | $ / shares	$ .21	$ .15